SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Origination and servicing expense, Sales and marketing expenses, Government grant and Value added taxes (VAT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information
Cash reward	¥ 12,200	¥ 19,900	¥ 23,900
Advertising and marketing related expenses	1,693,585	1,929,186	1,803,243
Government grants received	¥ 189,930	¥ 231,568	¥ 17,783
Consolidated Trusts
Product Information
VAT rate (as a percent)	3.00%
Other Entities
Product Information
VAT rate (as a percent)	6.00%